LOANS RECEIVABLE, NET, Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan Portfolio [Abstract]
Loans receivable, gross	$ 1,627,594	$ 443,570
Allowance for credit losses	(97,676)	(40,484)	$ 0
Loans receivable, net	1,529,918	403,086
Commercial [Member]
Loan Portfolio [Abstract]
Loans receivable, gross	107,357	183,710
Allowance for credit losses	(7,699)	(28,324)	0
Consumer [Member]
Loan Portfolio [Abstract]
Loans receivable, gross	1,520,237	259,860
Allowance for credit losses	$ (89,977)	$ (12,160)	$ 0